Document and Entity Information	Nov. 10, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001869105
Document Type	8-K
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	BridgeBio Oncology Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41955
Entity Tax Identification Number	39-3690783
Entity Address, Address Line One	256 E. Grand Avenue
Entity Address, Address Line Two	Suite 104
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	405-4770
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	BBOT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false